Bonds Payable (Details)		12 Months Ended
	Jan. 29, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 USD ($) $ / shares	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2013 ¥ / shares	Jan. 29, 2013 CNY (¥)
Current liabilities
Accrued expenses and other payables-Accrued bonds' interests element (note 13)		$ 4,189,580		¥ 39,820,456			¥ 27,205,456
Bonds payable-Outstanding principals		49,279,290		500,000,000			320,000,000
Amortized deferred expenses		790,764	¥ 5,134,902	5,134,902		¥ 4,442,288
Bonds
Current liabilities
Accrued expenses and other payables-Accrued bonds' interests element (note 13)		4,189,580		39,820,456			27,205,456
Bonds payable-Outstanding principals		49,279,290		500,000,000			320,000,000
Interests incurred		5,218,215	33,885,000	46,500,000		39,822,083
Cost associated to the issuance of Bonds					$ 2,331,526	15,140,000
Outstanding deferred expenses classified as Prepaid expenses		65,897					¥ 427,908
Amortized deferred expenses		$ 790,764	5,134,902	¥ 5,134,902		4,442,288
Shandong Borun | Bonds
Bonds Payable
Amount issued					$ 76,998,891	¥ 500,000,000
Face value of Bonds issued (in CNY or USD per share) | (per share)					$ 15			¥ 100
Debt instrument, fixed interest rate (as a percent)		9.50%			9.30%		9.50%	9.30%
Debt instrument, maturity date					Apr. 16, 2016	Apr. 16, 2016
Amount sold back from holders		$ 27,719,601	¥ 180,000,000
Shandong Borun | Planned | Bonds
Bonds Payable
Debt instrument, face amount	$ 76,998,891								¥ 500,000,000
Shandong Borun | Planned | First tranche private placement bonds
Bonds Payable
Debt instrument, face amount	$ 53,899,224								350,000,000
Debt term	3 years
Number of months following registration that entity may issue second tranche of private placement bonds	6 months
Shandong Borun | Planned | Second tranche private placement bonds
Bonds Payable
Debt instrument, face amount	$ 23,099,667								¥ 150,000,000